ORGANIZATION AND PRINCIPAL ACTIVITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.  ORGANIZATION AND PRINCIPAL ACTITIVIES (CONTINUED)

Share Pledge Agreement

Under the Share Pledge Agreement between the shareholders of Wujiang Luxiang and WFOE, the various shareholders of Wujiang Luxiang pledged all of their equity interests in Wujiang Luxiang to WFOE to guarantee the performance of Wujiang Luxiang’s obligations under the Business Cooperation Agreement. Under the terms of the Agreement, in the event that Wujiang Luxiang or its shareholders breach their respective contractual obligations under the Exclusive Business Cooperation Agreement, WFOE, as pledgee, will be entitled to certain rights, including, but not limited to, the right to collect dividends generated by the pledged equity interests. The shareholders of Wujiang Luxiang also agreed that upon occurrence of any event of default, as set forth in the Share Pledge Agreement, WFOE is entitled to dispose of the pledged equity interest in accordance with applicable PRC laws. The shareholders of Wujiang Luxiang further agree not to dispose of the pledged equity interests or take any actions that would prejudice WFOE’s interest.

Exclusive Option Agreement

Under the Exclusive Option Agreement, the shareholders of Wujiang Luxiang irrevocably granted WFOE (or its designee) an exclusive option to purchase, to the extent permitted under PRC law, all of the equity interests in Wujiang Luxiang. The option price is equal to the capital paid in by the Wujiang Luxiang shareholders. The agreement remains effective for a term of ten years and may be renewed at WFOE’s election.

Power of Attorney

Under the Power of Attorney, the shareholders of Wujiang Luxiang authorized WFOE to act on their behalf as their exclusive agent and attorney with respect to all rights as shareholders, including but not limited to: (a) attending shareholders' meetings; (b) exercising all the shareholder's rights, including voting, that shareholders are entitled to under the laws of China and the Articles of Association, including but not limited to the sale or transfer or pledge or disposition of shares in part or in whole; and (c) designating and appointing on behalf of shareholders the legal representative, the executive director, supervisor, the chief executive officer and other senior management members of Wujiang Luxiang.

Timely Reporting Agreement

To ensure Wujiang Luxiang promptly provides all of the information that WFOE and the Company need to file various reports with the SEC, a Timely Reporting Agreement was entered between Wujiang Luxiang and the Company.

Under the Timely Reporting Agreement, Wujiang Luxiang agreed that it is obligated to make its officers and directors available to the Company and promptly provide all information required by the Company so that the Company can file all necessary SEC and other regulatory reports as required.

On September 5, 2013, CCC HK established Pride Financial Leasing (Suzhou) Co. Ltd. (“PFL”) in Jiangsu Province, China.  PFL is expected to offer financial leasing of machinery and equipment, transportation vehicles, and medical devices to municipal government agencies, hospitals and SMEs in Jiangsu Province and beyond.  During the quarter ended September 30, 2013, PFL did not have any operations except for initial organizational activities.

1.	ORGANIZATION AND PRINCIPAL ACTITIVIES

China Commercial Credit, Inc. (“CCC” or “the Company”) is a holding company that was incorporated under the laws of the State of Delaware on December 19, 2011.

Wujiang Luxiang Rural Microcredit Co., Ltd (“Wujiang Luxiang”) is a company established under the laws of the PRC on October 21, 2008 and its shareholders consisted of 12 companies established under the laws of the People Republic of China (“PRC”) and 1 PRC individual, Mr. Qin Huichun, the CEO. The Company is a microcredit company primarily engaged in providing direct loans and financial guarantee services small-to-medium sized businesses (“SMEs”), farmers and individuals in Wujiang City, Jiangsu Province, PRC.

To comply with PRC laws and regulations that restrict foreign owned enterprises from holding the licenses that are necessary for the operation of direct loan business and financial guarantee services, the Company entered into the following transactions:

As of August 7, 2012, CCC entered into certain share exchange agreements with 16 PRC individuals, each of whom is the sole shareholder of a British Virgin Island company (collectively “16 BVI entities”) and the 16 BVI entities. These 16 PRC individuals represent the ultimate owners of the Wujiang Shareholders.

Upon completion of the share exchange, the 16 PRC individuals, through their respective BVI entities, acquired 9,307,373 (7,270,920 post split)  shares of common stock of CCC in exchange for their agreement to cause the Wujiang Shareholders to enter into the VIE Agreements. As a result of the share exchange, the 16 BVI entities became CCC stockholders, who collectively own approximately 90% of CCC’s total issued and outstanding shares of common stock.

Since neither CCC nor the 16 BVI entities have any operation and only a minor amount of net assets, the share exchange shall be considered as capital transaction in substance, rather than business combination.

The share exchange is recorded as a “reverse recapitalization” equivalent to the issuance of stock to the 16 BVI entities for the net monetary assets of CCC. The accounting for the transaction is identical to a reverse acquisition, except that no goodwill is recorded.

We looked through the 16 BVI entities and treated the share exchange as a reverse merger between CCC and Wujiang Luxiang for accounting purposes, even though the shares exchange is between CCC and the 16 BVI entities, because of the following reasons: (i) neither CCC nor the 16 BVI entities has any operation and only a minor amount of net assets; (ii) the 16 PRC individual, who are the former owners of the 16 BVI entities, are the ultimate owners of Wujiang Luxiang, and (iii) the sole purpose of the share exchange is to issue approximately 90%  of pre-offering CCC shares to the ultimate owners of Wujiang Shareholders.

VIE AGREEMENTS

Subsequent to the share exchange, on September 26, 2012, CCC ( which is 90% owned by the 16 PRC individuals), through its indirectly wholly owned subsidiary, Wujiang Luxiang Information Technolody Consulting Co., Ltd. (“WFOE”),  entered into a series of VIE Agreements with Wujiang Luxiang. The purpose of the VIE Agreements is solely to give WFOE the exclusive control over Wujiang Luxiang’s management and operations.

The significant terms of the VIE Agreements are summarized below:

Exclusive Business Cooperation Agreement

Pursuant to the Exclusive Business Cooperation Agreement between Wujiang Luxiang and WFOE, WFOE provides Wujiang Luxiang with technical support, consulting services and other management services relating to its day-to-day business operations and management, on an exclusive basis, utilizing its advantages in technology, human resources, and information.  Additionally, Wujiang Luxiang grants an irrevocable and exclusive option to WFOE to purchase from Wujiang Luxiang, any or all of its assets, to the extent permitted under the PRC laws.  WFOE shall own all intellectual property rights that are developed during the course of the agreement.  For services rendered to Wujiang Luxiang by WFOE under the Agreement, the service fee Wujiang Luxiang is obligated to pay shall be calculated based on the time of services rendered multiplied by the corresponding rate, which is approximately equal to the net income of Wujiang Luxiang.

The Exclusive Business Cooperation Agreement shall remain in effect for ten years until it is terminated by WFOE with 30-day prior notice. Wujiang Luxiang does not have the right to terminate the agreement unilaterally.

Share Pledge Agreement

Under the Share Pledge Agreement between the shareholders of Wujiang Luxiang and WFOE, the various shareholders of Wujiang Luxiang pledged all of their equity interests in Wujiang Luxiang to WFOE to guarantee the performance of Wujiang Luxiang’s obligations under the Business Cooperation Agreement.  Under the terms of the Agreement, in the event that Wujiang Luxiang or its shareholders breach their respective contractual obligations under the Exclusive Business Cooperation Agreement, WFOE, as pledgee, will be entitled to certain rights, including, but not limited to, the right to collect dividends generated by the pledged equity interests.  The shareholders of Wujiang Luxiang also agreed that upon occurrence of any event of default, as set forth in the Share Pledge Agreement, WFOE is entitled to dispose of the pledged equity interest in accordance with applicable PRC laws.  The shareholders of Wujiang Luxiang further agree not to dispose of the pledged equity interests or take any actions that would prejudice WFOE’s interest.

Exclusive Option Agreement

Under the Exclusive Option Agreement, the shareholders of Wujiang Luxiang irrevocably granted WFOE (or its designee) an exclusive option to purchase, to the extent permitted under PRC law, all of the equity interests in Wujiang Luxiang.  The option price is equal to the capital paid in by the Wujiang Shareholders.  The agreement remains effective for a term of ten years and may be renewed at WFOE’s election.

Power of Attorney

Under the Power of Attorney, the shareholders of Wujiang Luxiang authorize WFOE to act on their behalf as their exclusive agent and attorney with respect to all rights as shareholders, including but not limited to:  (a) attending shareholders' meetings; (b) exercising all the shareholder's rights, including voting, that shareholders are entitled to under the laws of China and the Articles of Association, including but not limited to the sale or transfer or pledge or disposition of shares in part or in whole; and (c) designating and appointing on behalf of shareholders the legal representative, the executive director, supervisor, the chief executive officer and other senior management members of Wujiang Luxiang.

Timely Reporting Agreement

To ensure Wujiang Luxiang promptly provides all of the information that WFOE and the Company need to file various reports with the SEC, a Timely Reporting Agreement was entered between Wujiang Luxiang and the Company.

Under the Timely Reporting Agreement, Wujiang Luxiang agrees that it is obligated to make its officers and directors available to the Company and promptly provide all information required by the Company so that the Company can file all necessary SEC and other regulatory reports as required.